Cash and Bank Balances	12 Months Ended
Jun. 30, 2025
Cash and Bank Balances [Abstract]
Cash and bank balances
7.	Cash and bank balances

	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	USD
Cash and bank balances	3,493,475	14,816,854	3,520,781
Fixed deposits	330,214	8,906,833	2,116,441
	3,823,689	23,723,687	5,637,222

Fixed deposits amounted to RM 336,316 (2024: RM 330,214) are pledged to a Malaysian financial institution as security for bank guarantee granted to the Company. The fixed deposits bear interest at 2.55% (2024: 2.80%) per annum and for tenor of 365 (2024: 365) days. The fixed deposits are due for renewal in May 2026 (2024: May 2025).

During the financial year, the Company placed fixed deposit amounted to RM 8,570,517 with a Hong Kong financial institution, bearing interest at 4.00% per annum and for tenor of six months. The fixed deposit is due for renewal in December 2025.

	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	USD
Cash and bank balances	3,823,689	23,723,687	5,637,222
Less: Fixed deposits pledged	(330,214)	(8,906,833)	(2,116,441)
Cash and cash equivalents per consolidated statements of cash flows	3,493,475	14,816,854	3,520,781

The currency profiles of the Company’s cash and bank balances as at the end of each reporting period are as follows:

	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	USD
Malaysian Ringgit	983,741	720,016	171,090
United States Dollar	2,307,804	22,387,986	5,319,833
Euro	518,391	505,794	120,187
Thai Baht	11,640	10,060	2,390
Renminbi	-	27,511	6,537
Hong Kong Dollar	2,113	72,320	17,185
	3,823,689	23,723,687	5,637,222